Long-Term Debt - Revolving Credit Facilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) credit_facility Subsidiaries	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Reduction in 2020	$ 393,800,000
Reduction in 2021	412,000,000.0
Reduction in 2022	$ 298,500,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 225,000,000
Reduction in 2020	23,400,000
Reduction in 2021	24,400,000
Reduction in 2022	$ 330,400,000
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.40%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Collateralized Mortgage Backed Securities
Debt Instrument [Line Items]
Number of vessels | credit_facility	2
Number of subsidiaries | Subsidiaries	2
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Borrowings provided under revolving credit facilities	$ 378,200,000	$ 400,600,000
Undrawn amount of revolving credit facilities	$ 166,200,000	$ 175,600,000